SUPPLEMENT dated April 4, 2003

                              To the PROSPECTUS of

                           Standish Select Value Fund
                          Standish Small Cap Value Fund
                         Standish Small Cap Growth Fund
                          (Institutional Class Shares)
                    Standish Small Capitalization Equity Fund
                       Standish International Equity Fund
                      Standish International Small Cap Fund

                             Dated: January 28, 2003

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                                   Prospectus

The following supplements the information presented under the corresponding section of the prospectus.

The Investment Adviser

The following replaces the information in the table under the section entitled "Fund Managers" for the Standish International Small Cap Fund:

------------------------------------------------------------------------------------------
Fund                           Fund Managers          Positions during the past five years
------------------------------------------------------------------------------------------
International Small Cap Fund   Daniel B. LeVan, CFA   Vice president of Standish Mellon,
                                                      Dan is a portfolio manager and is
                                                      responsible for international
                                                      small cap research.
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